SHARE-BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	13,784,693	10,854,232	9,652,231
Granted (in shares)	1,268,009	10,718,971	7,119,505
Vested (in shares)	(5,494,734)	(6,099,527)	(4,130,583)
Forfeited (in shares)	(947,634)	(1,688,983)	(1,786,921)
Unvested, End of period (in shares)	8,610,334	13,784,693	10,854,232	9,652,231
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 82.18	$ 90.02	$ 120.48
Granted (in dollars per share)	132.41	48.32	63.46
Vested (in dollars per share)	93.05	93.83	109.11
Forfeited (in dollars per share)	66.27	73.93	116.01
Unvested, End of period (in dollars per share)	$ 84.39	$ 82.18	$ 90.02	$ 120.48
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 21 days	8 years 8 months 26 days	8 years 10 months 9 days	8 years 9 months 21 days
Aggregate intrinsic value, Unvested	$ 1,098,420	$ 1,462,556	$ 439,596	$ 502,206
Fair value of share options vested	511,226	$ 572,330	$ 450,703
Unrecognized share-based compensation cost	$ 726,626
Unrecognized share-based compensation, weighted-average vesting period	1 year 10 months 24 days